Voya Law Department
1475 Dunwoody Drive
West Chester, PA 19380

Nicholas Morinigo
Counsel
(610) 425-3447
Fax: (610) 580-425-3520
nicholas.morinigo@us.ing.com

June 30, 2014

EDGAR

Naseem Nixon
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644

Re:	Response to Oral Comments Received from SEC Staff 6/13/2014
Separate Account B of ING USA Annuity and Life Insurance Company
Registration on N-4, File Nos. 333-28755 and 811-05626
ING GoldenSelect Premium Plus

Dear Ms. Nixon:

On behalf of ING USA Annuity and Life Insurance Company (the “Company”) and its Separate Account B (the "Separate
Account"), we hereby transmit in electronic format this letter prepared in response to the following comments communicated to me in our telephone conversation on June 13, 2014 in relation to Post-Effective Amendment 56, which was filed with the U.S. Securities and Exchange Commission (the “SEC”) on May 2, 2014 (Accession No. 0000836687-
14-000094).

Comment 1: Please consider changing title to “Enhanced Annuitization Offer and Waiver of Waiting Period for
Annuitization for Contracts with the Minimum Guaranteed Income Benefit Rider.”

Company Response: We have revised the title to “Enhanced Annuitization Offer and Waiver of Waiting Period for
Annuitization for Contracts with the Minimum Guaranteed Income Benefit Rider.”

Comment 2: The term contractholder is used in the supplement. The prospectus generally uses the term contract owner. Please use consistent defined terms.

Company Response: All references to contractholder have been replaced with contract owner.

Comment 3: Please clarify who qualifies for the Enhancement Offer and Waiver earlier in the supplement. For example, provide a cross- reference on page 1 to the “How do I know if I am eligible for the Waiver or to participate in the Enhancement Offer?” disclosure on page 4.

Company Response: On page 1, in the third paragraph of the overview we have added the following disclosure surrounding eligibility and added a cross-reference:

“At this time we are limiting the Waiver and Enhancement Offer to contract owners who have purchased certain versions of the MGIB Rider. To see if you are eligible to participate, please see “How do I know if I am eligible for the
Waiver or to participate in the Enhancement Offer” on page 4 of this supplement.”

Naseem Nixon
June 30, 2014

Comment 4. On the last paragraph on page 1, please consider moving the last sentence to be the second sentence.

Company Response: We have made the requested change. The paragraph now reads:

The Enhancement Offer and Waiver will not be appropriate for all contract owners and it may not be in your best interest to accept the Enhancement Offer or annuitize under the Waiver. By accepting the Enhancement Offer or
Waiver, you are giving up the potential for your contract value and the MGIB Benefit Base to increase over time. You should carefully review this supplement and make sure you understand the terms of the Enhancement Offer and the
Waiver prior to making a decision on whether or not to annuitize under the MGIB Rider. Your financial professional can help you understand whether the Enhancement Offer or Waiver would be appropriate for you.

Comment 5. On page 2, under the heading “How will I be notified about the Offer Window”, if a customer finds that the actual MGIB Benefit Base and Enhanced MGIB Benefit Base on the Special Exercise Date differ significantly from the estimated MGIB Benefit Base and estimated Enhanced MGIB Benefit Base provided in the notice, they should be given a reasonable time to cancel the annuitization.

Company Response: Unless a contract owner makes subsequent withdrawals or reallocates to a Special Fund after we have calculated the estimated Enhanced MGIB Benefit Base included in the offer letter, the actual MGIB Benefit Base and Enhanced MGIB Benefit Base on the Special Election Date may be higher, but will not be lower than the estimated amounts. We have added the following clarifying disclosure:

“Because your MGIB Benefit Base may fluctuate, we will not know the actual Enhanced MGIB Benefit Base until we calculate it on the Special Exercise Date. However, the Enhanced MGIB Benefit Base on the Special Election Date will be equal to or higher than the estimated Enhanced MGIB Benefit Base shown in the letter, although any withdrawals taken or reallocations to Special Funds prior to the start of the annuity payments may affect the payment amount.”

Comment 6. On page 3, please clarify that the MVA may increase or decrease the account value depending on market conditions. Provide a cross-reference to applicable MVA disclosure in the prospectus.

Company Response: We have added the following additional disclosure to the second paragraph under the heading
“Will I incur Surrender Charges or be subject to a Market Value Adjustments (MVA) if I accept the Enhancement Offer or annuitize pursuant to the Waiver?”:

“A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates have risen during the guaranteed interest period the Market Value Adjustment may be negative and reduce your contract value. On the other hand, if interest rates have fallen, it is more likely that you will receive a positive Market Value Adjustment that increase your contract value. For Additional information, please see the heading “Market Value Adjustment” in the Fixed Account II appendix of your prospectus.”

Comment 7. On Page 3, please explain whether partial annuitization under the Enhancement Offer will be treated as a withdrawal for determining whether Surrender Charges will apply.

Company Response: We have added the following disclosure under the heading “Do I need to annuitize the entire
MGIB Benefit Base to participate in the Enhancement Offer or annuitize pursuant to the Waiver?”:

“As described above, surrender charges may apply if you annuitize a portion of the MGIB Benefit Base on a date other than the Special Election Date.”

Naseem Nixon
June 30, 2014

Comment 8. Please explain whether the Company will accept premium after partial annuitization.

Company Response: We have added the following disclosure under the heading “Do I need to annuitize the entire
MGIB Benefit Base to participate in the Enhancement Offer or annuitize pursuant to the Waiver?”:

“Choosing to annuitize only a portion of the MGIB Benefit Base will not impact your ability to make additional premium payments, see “Purchase and Availability of the Contract” in the “Annuity Contract” section of your prospectus.”

Comment 9. On page 3, please clarify the statement “Please note that if you elect to annuitize only a portion of the MGIB Benefit Base, income payments will be tax reported as withdrawals.” to explain whether partial annuitizations are tax reported differently than full annuitizations.

Company Response: We have replaced the existing disclosure with the following cross-reference to the “Taxation of
Annuity Payments” heading in the prospectus which discusses the taxation of annuity payments including partial annuitization:

“For information about the taxation of annuity payments, including partial annuitizations, please see “Taxation of
Annuity Payments” in the “Federal Tax Considerations” section of your prospectus.”

Comment 10. On page 4, with respect to the statement, “The Company is taking steps, such as providing the
Waiver and making the Enhancement Offer, to reduce the risks associated with our Closed Block Variable
Annuity business.” please clarify that this relates to risks the Company bears, not those of the customer.

Company Response: The sentence has been revised as follows:

“The Company is taking steps, such as providing the Waiver and Enhancement Offer, to reduce the Company’s risks associated with a block of variable annuity contracts that are no longer offered for sale.”

Comment 11. The term “Closed Block Variable Annuity business” is not a defined term nor is it commonly used. Please rephrase.

Company Response: Please see the revised disclosure noted in our response to Comment 10.

Comment 12. One page 4, in the first bullet, please clarify why “Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences”.

Company Response: The intention of this disclosure was to demonstrate that the amount annuitized would be higher under the MGIB Rider than under the contract which would result in higher annuity payments. Higher annuity payments with the same tax basis may result in additional income tax. Because this disclosure may cause confusion, and taxes are discussed elsewhere, we have deleted the sentence.

Comment 13. On page 4, please consider adding disclosure regarding the current low interest rate environment and that there may be a benefit to waiting to annuitize at a later date in a higher interest rate environment.

Company Response: The annuitization factors used in determining annuity income under both the MGIB Rider and the
Contract were set at contract issue and will not vary regardless of the interest rate environment when a contract holder annuitizes. The only way a contract holder might be able to benefit from a higher interest rate environment in the future would surrender the contract and purchase another annuity product at that time. We respectfully propose that additional disclosure not be added.

Naseem Nixon June 30, 2014 Page 4

Comment 14. On page 6, please clarify the statement “We will not directly compensate your financial professional based on whether or not you annuitize under the MGIB Rider pursuant to the Waiver or our
Enhancement Offer.” Please explain if the Company may indirectly compensate the financial professional based on whether the customer chooses to annuitize under the Enhancement Offer, or if there is no such incentive.

Company Response: The disclosure has been modified to state that “We will not compensate your financial professional based on whether or not you annuitize under the MGIB Rider pursuant to the Waiver or our Enhancement
Offer, however if your financial professional is currently receiving ongoing selling compensation, they will no longer receive such compensation if you annuitize your contract. Accordingly, your financial professional may have an incentive to recommend whether or not you should annuitize under the Waiver or accept the Enhancement Offer. ”

Comment 15. In the prospectus, for clarity please include subheadings for the various living benefit riders in the table of contents.

Company Response: In future filings, the prospectus will be updated to include subheadings for the various living benefit riders in the table of contents.

Comment 16. Please confirm in a correspondence filing to the SEC staff that any missing or bracketed information and exhibits will be included in an amendment.

Company Response: All missing or bracketed information and all applicable exhibits to the filing will be included in an amendment to the registration statement prior to the prospectus supplement becoming effective.

Comment 17. Please provide standard “Tandy” representations in pre-effective amendments.

Response to Comment 17. The Company will include the following representations in the cover letter to the next amendment:

The Company hereby acknowledges that:

· Should the Securities and Exchange Commission (the "Commission") or its staff, acting pursuant to delegated authority, declare the above-captioned filing of an amendment to the Registration Statement on Form N-4 effective, such action does not foreclose the Commission from taking any action with respect to the filing;

· The action of the Commission or its staff, acting pursuant to delegated authority, in declaring this filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

· The Company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                                                                                  * * *

Attached, please find a marked version of the prospectus supplement showing changes made to the prospectus supplement as discussed in this letter. Please let us know if there is anything more or different you would like us to provide. My telephone number is (610) 425-3447, and my email address is nicholas.morinigo@us.ing.com. Thank you.

Respectfully,

/s/ Nicholas Morinigo
Nicholas Morinigo
Counsel

ING USA Annuity and Life Insurance Company
1475 Dunwoody Drive
West Chester, PA 19380-1478